EQUITABLE AMERICA VARIABLE ACCOUNT L

FINANCIAL STATEMENTS

December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account L

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account L indicated in the table below as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account L as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Moderate-Plus Allocation
1290 VT GAMCO Small Company Value	EQ/Money Market
1290 VT Socially Responsible	EQ/Morgan Stanley Small Cap Growth
BNY Mellon Stock Index Fund, Inc.	EQ/PIMCO Ultra Short Bond
EQ/AB Small Cap Growth	EQ/Quality Bond PLUS
EQ/Aggressive Allocation	EQ/Small Company Index
EQ/All Asset Growth Allocation	EQ/T.Rowe Price Growth Stock
EQ/Capital Group Research	EQ/Value Equity
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond	Invesco V.I. Diversified Dividend Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Global Core Equity Fund
EQ/Intermediate Government Bond	Invesco V.I. Global Fund
EQ/Janus Enterprise	Invesco V.I. Health Care Fund
EQ/Large Cap Growth Managed Volatility	Invesco V.I. Technology Fund
EQ/Large Cap Value Index	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Loomis Sayles Growth	Janus Henderson Forty Portfolio
EQ/MFS International Growth	Janus Henderson Global Research Portfolio
EQ/Mid Cap Index	Janus Henderson Overseas Portfolio
EQ/Mid Cap Value Managed Volatility	MFS® Utilities Series
EQ/ Moderate Allocation	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account L based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account L in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account L since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

Equitable America Variable Account L

Statement of Assets and Liabilities

December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*

Assets:
Investments in shares of the Portfolios, at fair value	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027
Receivable for shares of the Portfolios sold	2,731	30,579	607	2,588	209	65
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	7,779,200	63,725,513	1,925,419	21,161,023	653,343	1,179,092

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	2,731	30,579	607	2,588	209	65
Total liabilities	2,731	30,579	607	2,588	209	65

Net Assets	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027

Net Assets:
Accumulation unit values	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027
Total Net Assets	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027

Investments in shares of the Portfolios, at cost	$7,941,676	$46,768,207	$1,375,183	$15,731,485	$827,726	$1,460,845

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*

Assets:
Investments in shares of the Portfolios, at fair value	$47,068,599	$20,694,765	$170,626	$676,812	$9,130,343	$792,938
Receivable for shares of the Portfolios sold	32,254	6,232	88	296	1,386	231
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	47,100,853	20,700,997	170,714	677,108	9,131,729	793,169

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	32,254	6,232	88	296	1,386	231
Total liabilities	32,254	6,232	88	296	1,386	231

Net Assets	$47,068,599	$20,694,765	$170,626	$676,812	$9,130,343	$792,938

Net Assets:
Accumulation unit values	$47,068,599	$20,694,765	$170,626	$676,812	$9,130,343	$792,938
Total Net Assets	$47,068,599	$20,694,765	$170,626	$676,812	$9,130,343	$792,938

Investments in shares of the Portfolios, at cost	$55,148,127	$21,202,353	$206,425	$846,299	$10,107,021	$910,591

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*

Assets:
Investments in shares of the Portfolios, at fair value	$735,762	$2,755,917	$8,136,074	$8,616,252	$7,591,627	$1,148,578
Receivable for shares of the Portfolios sold	261	-	2,884	3,944	2,391	314
Receivable for policy-related transactions	-	2,808	-	-	-	-
Total assets	736,023	2,758,725	8,138,958	8,620,196	7,594,018	1,148,892

Liabilities:
Payable for shares of the Portfolios purchased	-	2,808	-	-	-	-
Payable for policy-related transactions	261	-	2,884	3,944	2,391	314
Total liabilities	261	2,808	2,884	3,944	2,391	314

Net Assets	$735,762	$2,755,917	$8,136,074	$8,616,252	$7,591,627	$1,148,578

Net Assets:
Accumulation unit values	$735,762	$2,755,917	$8,136,074	$8,616,252	$7,591,627	$1,148,578
Total Net Assets	$735,762	$2,755,917	$8,136,074	$8,616,252	$7,591,627	$1,148,578

Investments in shares of the Portfolios, at cost	$752,704	$2,986,735	$7,887,065	$10,402,810	$5,814,022	$982,803

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*

Assets:
Investments in shares of the Portfolios, at fair value	$57,289,847	$10,591,425	$4,039,125	$10,009,304	$2,476,155	$2,612,779
Receivable for shares of the Portfolios sold	19,314	5,608	1,450	3,499	1,170	7,490
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	57,309,161	10,597,033	4,040,575	10,012,803	2,477,325	2,620,269

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	19,314	5,608	1,450	3,499	1,170	7,490
Total liabilities	19,314	5,608	1,450	3,499	1,170	7,490

Net Assets	$57,289,847	$10,591,425	$4,039,125	$10,009,304	$2,476,155	$2,612,779

Net Assets:
Accumulation unit values	$57,289,847	$10,591,425	$4,039,125	$10,009,304	$2,476,155	$2,612,779
Total Net Assets	$57,289,847	$10,591,425	$4,039,125	$10,009,304	$2,476,155	$2,612,779

Investments in shares of the Portfolios, at cost	$58,045,917	$10,785,148	$3,231,077	$8,423,102	$3,079,418	$3,286,016

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/T.Rowe Price Growth Stock*

Assets:
Investments in shares of the Portfolios, at fair value	$7,269,071	$9,702,391	$1,602,350	$3,384,761	$1,164,499	$40,193,039
Receivable for shares of the Portfolios sold	2,718	1,910	473	-	515	28,184
Receivable for policy-related transactions	-	-	-	697	-	-
Total assets	7,271,789	9,704,301	1,602,823	3,385,458	1,165,014	40,221,223

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	696	-	-
Payable for policy-related transactions	2,718	1,910	473	-	515	28,184
Total liabilities	2,718	1,910	473	696	515	28,184

Net Assets	$7,269,071	$9,702,391	$1,602,350	$3,384,762	$1,164,499	$40,193,039

Net Assets:
Accumulation unit values	$7,269,071	$9,702,391	$1,602,350	$3,384,762	$1,164,499	$40,193,039
Total Net Assets	$7,269,071	$9,702,391	$1,602,350	$3,384,762	$1,164,499	$40,193,039

Investments in shares of the Portfolios, at cost	$7,268,707	$20,705,879	$1,654,365	$3,883,820	$1,249,675	$30,654,242

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund

Assets:
Investments in shares of the Portfolios, at fair value	$950,316	$22,747,057	$5,903,448	$1,791,319	$399,193	$369,231
Receivable for shares of the Portfolios sold	530	8,964	2,097	370	120	146
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	950,846	22,756,021	5,905,545	1,791,689	399,313	369,377

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	530	8,964	2,097	370	120	146
Total liabilities	530	8,964	2,097	370	120	146

Net Assets	$950,316	$22,747,057	$5,903,448	$1,791,319	$399,193	$369,231

Net Assets:
Accumulation unit values	$950,316	$22,747,057	$5,903,448	$1,791,319	$399,193	$369,231
Total Net Assets	$950,316	$22,747,057	$5,903,448	$1,791,319	$399,193	$369,231

Investments in shares of the Portfolios, at cost	$953,853	$18,954,837	$5,911,601	$1,547,336	$342,763	$413,177

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio

Assets:
Investments in shares of the Portfolios, at fair value	$2,647,436	$812,310	$411,639	$8,190,702	$15,670,414	$16,466,088
Receivable for shares of the Portfolios sold	889	249	156	184	5,021	4,340
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	2,648,325	812,559	411,795	8,190,886	15,675,435	16,470,428

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	889	249	156	184	5,021	4,340
Total liabilities	889	249	156	184	5,021	4,340

Net Assets	$2,647,436	$812,310	$411,639	$8,190,702	$15,670,414	$16,466,088

Net Assets:
Accumulation unit values	$2,647,436	$812,310	$411,639	$8,190,702	$15,670,414	$16,466,088
Total Net Assets	$2,647,436	$812,310	$411,639	$8,190,702	$15,670,414	$16,466,088

Investments in shares of the Portfolios, at cost	$2,978,329	$775,673	$639,972	$6,407,953	$12,751,508	$19,203,559

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Assets:
Investments in shares of the Portfolios, at fair value	$9,949,208	$3,408,318	$1,750,404	$2,117,905
Receivable for shares of the Portfolios sold	3,902	1,162	480	567
Receivable for policy-related transactions	-	-	-	-
Total assets	9,953,110	3,409,480	1,750,884	2,118,472

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-
Payable for policy-related transactions	3,902	1,162	480	567
Total liabilities	3,902	1,162	480	567

Net Assets	$9,949,208	$3,408,318	$1,750,404	$2,117,905

Net Assets:
Accumulation unit values	$9,949,208	$3,408,318	$1,750,404	$2,117,905
Total Net Assets	$9,949,208	$3,408,318	$1,750,404	$2,117,905

Investments in shares of the Portfolios, at cost	$7,846,600	$3,275,002	$1,397,873	$2,786,145

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class A	92,875
1290 VT Equity Income	Class B	1,462,384
1290 VT GAMCO Small Company Value	Class B	1,021,868
1290 VT Socially Responsible	Class A	86,155
1290 VT Socially Responsible	Class B	33,445
BNY Mellon Stock Index Fund, Inc.	Initial Shares	366,000
EQ/AB Small Cap Growth	Class A	45,924
EQ/Aggressive Allocation	Class B	135,568
EQ/All Asset Growth Allocation	Class B	2,924,280
EQ/Capital Group Research	Class A	814,048
EQ/Conservative Allocation	Class B	21,812
EQ/Conservative-Plus Allocation	Class B	87,593
EQ/Core Bond Index	Class A	1,015,517
EQ/Core Plus Bond	Class A	231,205
EQ/Global Equity Managed Volatility	Class A	52,693
EQ/Intermediate Government Bond	Class A	293,135
EQ/Janus Enterprise	Class A	434,257
EQ/Large Cap Growth Managed Volatility	Class B	374,361
EQ/Large Cap Value Index	Class A	805,427
EQ/Large Cap Value Managed Volatility	Class A	68,602
EQ/Loomis Sayles Growth Portfolio	Class B	7,654,728
EQ/MFS International Growth	Class B	1,577,410
EQ/Mid Cap Index	Class A	285,958
EQ/Mid Cap Value Managed Volatility	Class A	655,157
EQ/Moderate Allocation	Class B	225,728
EQ/Moderate-Plus Allocation	Class B	308,461
EQ/Money Market	Class A	7,263,718
EQ/Morgan Stanley Small Cap Growth	Class B	1,805,084
EQ/PIMCO Ultra Short Bond	Class B	166,780
EQ/Quality Bond PLUS	Class B	449,247
EQ/Small Company Index	Class A	117,792
EQ/T. Rowe Price Growth Stock	Class B	903,722
EQ/Value Equity	Class B	50,951
Fidelity® VIP Contrafund® Portfolio	Service Class	604,493
Franklin Income VIP Fund	Class 2	400,777
Franklin Rising Dividends VIP Fund	Class 2	66,272
Invesco V.I. Diversified Dividend Fund	Series 1	15,974
Invesco V.I. Global Core Equity Fund	Series 1	46,154
Invesco V.I. Global Fund	Service Class	87,374
Invesco V.I. Health Care Fund	Series 1	32,299
Invesco V.I. Technology Fund	Series 1	32,696
Janus Henderson Balanced Portfolio	Institutional Shares	204,512
Janus Henderson Enterprise Portfolio	Institutional Shares	225,214
Janus Henderson Forty Portfolio	Institutional Shares	371,375
Janus Henderson Forty Portfolio	Service Shares	127,387
Janus Henderson Global Research Portfolio	Institutional Shares	198,905
Janus Henderson Overseas Portfolio	Service Shares	92,718
MFS® Utilities Series	Initial Class	48,194
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	224,117

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)

December 31, 2022

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	0.60%	Class A	$28.68	16,059
1290 VT Equity Income	0.35%	Class B	$38.38	322
1290 VT Equity Income	0.35%	Class B	$38.81	5,844
1290 VT Equity Income	0.35%	Class B	$40.28	57,133
1290 VT Equity Income	0.35%	Class B	$39.61	77,872
1290 VT Equity Income	0.75%	Class B	$32.35	52,280

1290 VT GAMCO Small Company Value	0.35%	Class B	$69.73	1,001
1290 VT GAMCO Small Company Value	0.35%	Class B	$90.82	8,213
1290 VT GAMCO Small Company Value	0.35%	Class B	$72.51	178,940
1290 VT GAMCO Small Company Value	0.35%	Class B	$96.18	189,000
1290 VT GAMCO Small Company Value	0.75%	Class B	$165.15	192,105

1290 VT Socially Responsible	0.35%	Class A	$24.01	4,731
1290 VT Socially Responsible	0.35%	Class A	$24.91	43,144
1290 VT Socially Responsible	0.75%	Class A	$25.84	7,993
1290 VT Socially Responsible	0.35%	Class B	$33.74	15,703

BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$37.85	20,906
BNY Mellon Stock Index Fund, Inc.	0.35%	Initial Shares	$38.06	428,338
BNY Mellon Stock Index Fund, Inc.	0.75%	Initial Shares	$32.25	125,999

EQ/AB Small Cap Growth	0.35%	Class A	$37.80	17,277

EQ/Aggressive Allocation	0.35%	Class B	$18.66	39,002
EQ/Aggressive Allocation	0.35%	Class B	$18.66	16,100
EQ/Aggressive Allocation	0.75%	Class B	$17.54	8,590

EQ/All Asset Growth Allocation	0.35%	Class B	$21.91	13
EQ/All Asset Growth Allocation	0.35%	Class B	$20.74	82,423
EQ/All Asset Growth Allocation	0.35%	Class B	$22.77	87,412
EQ/All Asset Growth Allocation	0.35%	Class B	$21.02	376,199
EQ/All Asset Growth Allocation	0.75%	Class B	$40.91	866,687

EQ/Capital Group Research	0.35%	Class A	$12.86	2,561
EQ/Capital Group Research	0.35%	Class A	$34.97	43,072
EQ/Capital Group Research	0.35%	Class A	$51.35	75,043
EQ/Capital Group Research	0.35%	Class A	$34.29	317,893
EQ/Capital Group Research	0.60%	Class A	$38.15	55,057
EQ/Capital Group Research	0.75%	Class A	$40.51	56,787

EQ/Conservative Allocation	0.35%	Class B	$13.18	6,527
EQ/Conservative Allocation	0.35%	Class B	$13.18	2,530
EQ/Conservative Allocation	0.75%	Class B	$12.38	4,144

EQ/Conservative-Plus Allocation	0.35%	Class B	$14.75	7,635
EQ/Conservative-Plus Allocation	0.35%	Class B	$14.75	17,315
EQ/Conservative-Plus Allocation	0.75%	Class B	$13.86	22,285

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Core Bond Index	0.35%	Class A	$15.61	268
EQ/Core Bond Index	0.35%	Class A	$14.99	40,115
EQ/Core Bond Index	0.35%	Class A	$15.69	233,360
EQ/Core Bond Index	0.35%	Class A	$15.21	208,085
EQ/Core Bond Index	0.60%	Class A	$11.30	5,387
EQ/Core Bond Index	0.75%	Class A	$11.08	147,756

EQ/Core Plus Bond	0.35%	Class A	$16.18	49,005

EQ/Global Equity Managed Volatility	0.35%	Class A	$53.53	13,744

EQ/Intermediate Government Bond	0.35%	Class A	$13.38	936
EQ/Intermediate Government Bond	0.35%	Class A	$15.73	407
EQ/Intermediate Government Bond	0.35%	Class A	$13.38	80,958
EQ/Intermediate Government Bond	0.35%	Class A	$15.68	71,088
EQ/Intermediate Government Bond	0.75%	Class A	$17.76	30,380

EQ/Janus Enterprise	0.35%	Class A	$31.95	645
EQ/Janus Enterprise	0.35%	Class A	$51.69	2,299
EQ/Janus Enterprise	0.35%	Class A	$32.18	197,486
EQ/Janus Enterprise	0.35%	Class A	$50.02	32,819

EQ/Large Cap Growth Managed Volatility	0.35%	Class B	$35.98	11,254
EQ/Large Cap Growth Managed Volatility	0.35%	Class B	$35.98	168,693
EQ/Large Cap Growth Managed Volatility	0.75%	Class B	$33.57	63,789

EQ/Large Cap Value Index	0.35%	Class A	$34.46	2,374
EQ/Large Cap Value Index	0.35%	Class A	$36.63	2,303
EQ/Large Cap Value Index	0.35%	Class A	$36.62	158,048
EQ/Large Cap Value Index	0.35%	Class A	$36.43	44,941

EQ/Large Cap Value Managed Volatility	0.35%	Class A	$25.64	6
EQ/Large Cap Value Managed Volatility	0.35%	Class A	$26.38	43,538

EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$41.15	7,098
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$39.97	95,895
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$42.05	253,840
EQ/Loomis Sayles Growth Portfolio	0.35%	Class B	$41.09	951,827
EQ/Loomis Sayles Growth Portfolio	0.75%	Class B	$30.31	111,313

EQ/MFS International Growth	0.35%	Class B	$25.22	3,010
EQ/MFS International Growth	0.35%	Class B	$26.84	161,499
EQ/MFS International Growth	0.75%	Class B	$37.64	164,178

EQ/Mid Cap Index	0.35%	Class A	$42.29	3,767
EQ/Mid Cap Index	0.35%	Class A	$44.20	87,772

EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$33.57	2,951
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$33.57	3,748
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$33.57	204,890
EQ/Mid Cap Value Managed Volatility	0.35%	Class A	$33.57	86,604

EQ/Moderate Allocation	0.35%	Class B	$15.23	52,769
EQ/Moderate Allocation	0.35%	Class B	$15.23	66,114
EQ/Moderate Allocation	0.75%	Class B	$14.31	46,511

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Continued)
December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Moderate-Plus Allocation	0.35%	Class B	$17.14	77,069
EQ/Moderate-Plus Allocation	0.35%	Class B	$17.14	57,333
EQ/Moderate-Plus Allocation	0.75%	Class B	$16.11	19,148

EQ/Money Market	0.35%	Class A	$11.26	327
EQ/Money Market	0.35%	Class A	$11.26	10,332
EQ/Money Market	0.35%	Class A	$11.26	390,674
EQ/Money Market	0.35%	Class A	$11.26	139,676
EQ/Money Market	0.60%	Class A	$10.79	1,114
EQ/Money Market	0.75%	Class A	$10.51	110,748

EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$10.70	3,055
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$10.70	44,029
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$10.70	273,363
EQ/Morgan Stanley Small Cap Growth	0.35%	Class B	$10.70	516,044
EQ/Morgan Stanley Small Cap Growth	0.75%	Class B	$26.01	28,797

EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.03	1,025
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$13.98	92
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.11	81,094
EQ/PIMCO Ultra Short Bond	0.35%	Class B	$14.02	31,588

EQ/Quality Bond PLUS	0.35%	Class B	$17.95	5,823
EQ/Quality Bond PLUS	0.35%	Class B	$18.04	87,229
EQ/Quality Bond PLUS	0.75%	Class B	$23.63	72,219

EQ/Small Company Index	0.35%	Class A	$44.78	26,004

EQ/T. Rowe Price Growth Stock	0.35%	Class B	$33.05	65,010
EQ/T. Rowe Price Growth Stock	0.35%	Class B	$33.38	318,449
EQ/T. Rowe Price Growth Stock	0.75%	Class B	$65.57	418,090

EQ/Value Equity	0.35%	Class B	$33.23	28,594

Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$49.54	20,604
Fidelity® VIP Contrafund® Portfolio	0.35%	Service Class	$53.27	292,475
Fidelity® VIP Contrafund® Portfolio	0.75%	Service Class	$43.43	141,516

Franklin Income VIP Fund	0.35%	Class 2	$20.09	6,341
Franklin Income VIP Fund	0.35%	Class 2	$31.68	182,305

Franklin Rising Dividends VIP Fund	0.35%	Class 2	$52.15	34,348

Invesco V.I. Diversified Dividend Fund	0.35%	Series 1	$18.55	21,519

Invesco V.I. Global Core Equity Fund	0.35%	Series 1	$21.48	17,190

Invesco V.I. Global Fund	0.35%	Service Class	$44.39	59,638

Invesco V.I. Health Care Fund	0.35%	Series 1	$42.94	106
Invesco V.I. Health Care Fund	0.35%	Series 1	$42.37	19,062

Invesco V.I. Technology Fund	0.35%	Series 1	$30.48	13,505

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Assets and Liabilities (Concluded)
December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$40.92	10,847
Janus Henderson Balanced Portfolio	0.35%	Institutional Shares	$41.67	158,837
Janus Henderson Balanced Portfolio	0.75%	Institutional Shares	$37.84	29,824

Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$33.57	12,814
Janus Henderson Enterprise Portfolio	0.35%	Institutional Shares	$40.50	319,890
Janus Henderson Enterprise Portfolio	0.75%	Institutional Shares	$51.19	44,638

Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$51.46	14,399
Janus Henderson Forty Portfolio	0.35%	Institutional Shares	$54.32	147,060
Janus Henderson Forty Portfolio	0.75%	Institutional Shares	$37.78	102,086
Janus Henderson Forty Portfolio	0.35%	Service Shares	$64.84	59,841

Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$20.31	21,380
Janus Henderson Global Research Portfolio	0.35%	Institutional Shares	$23.07	304,713
Janus Henderson Global Research Portfolio	0.75%	Institutional Shares	$15.39	161,528

Janus Henderson Overseas Portfolio	0.35%	Service Shares	$34.75	74
Janus Henderson Overseas Portfolio	0.35%	Service Shares	$34.84	97,758

MFS® Utilities Series	0.35%	Initial Class	$70.77	195
MFS® Utilities Series	0.35%	Initial Class	$73.83	23,520

PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$21.94	270
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$19.99	1,997
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$21.86	60,433
PIMCO Global Bond Opportunities Portfolio (Unhedged)	0.35%	Administrative Class	$21.08	35,622

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations
For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$138,353	$347,401	$13,292	$307,461	$938	$11,040

Expenses:
Asset-based charges	34,763	361,909	8,402	97,680	2,520	5,016

Net Investment Income (Loss)	103,590	(14,508)	4,890	209,781	(1,582)	6,024

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	4,758	1,704,856	85,508	457,337	(4,955)	(4,145)
Realized gain distribution from the Portfolios	416,796	3,139,381	11,938	1,967,465	26,631	163,009
Net realized gain (loss) on investments	421,554	4,844,237	97,446	2,424,802	21,676	158,864

Net change in unrealized appreciation (depreciation) of investments	(337,709)	(13,368,829)	(688,970)	(7,644,521)	(288,512)	(440,134)
Net Realized and Unrealized Gain (Loss) on Investments	83,845	(8,524,592)	(591,524)	(5,219,719)	(266,836)	(281,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	$187,435	$(8,539,100)	$(586,634)	$(5,009,938)	$(268,418)	$(275,246)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2022

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*

Income and Expenses:		`
Investment Income:
Dividends from the Portfolios	$644,443	$37,081	$2,608	$9,180	$154,151	$20,133

Expenses:
Asset-based charges	326,983	93,503	869	3,917	40,269	2,949

Net Investment Income (Loss)	317,460	(56,422)	1,739	5,263	113,882	17,184

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(286,619)	272,473	(5,548)	(11,084)	(42,148)	(4,727)
Realized gain distribution from the Portfolios	3,638,133	2,625,641	6,562	48,801	24,748	724
Net realized gain (loss) on investments	3,351,514	2,898,114	1,014	37,717	(17,400)	(4,003)

Net change in unrealized appreciation (depreciation) of investments	(12,373,182)	(8,065,419)	(30,854)	(170,415)	(1,034,735)	(137,302)
Net Realized and Unrealized Gain (Loss) on Investments	(9,021,668)	(5,167,305)	(29,840)	(132,698)	(1,052,135)	(141,305)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,704,208)	$(5,223,727)	$(28,101)	$(127,435)	$(938,253)	$(124,121)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2022

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,721	$26,756	$-	$6,741	$113,119	$15,361

Expenses:
Asset-based charges	2,760	12,350	30,343	45,411	27,263	4,155

Net Investment Income (Loss)	(39)	14,406	(30,343)	(38,670)	85,856	11,206

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	5,424	(15,295)	73,450	18,190	159,957	10,435
Realized gain distribution from the Portfolios	20,524	2,598	559,785	1,189,793	160,385	44,421
Net realized gain (loss) on investments	25,948	(12,697)	633,235	1,207,983	320,342	54,856

Net change in unrealized appreciation (depreciation) of investments	(231,114)	(249,218)	(2,337,633)	(5,199,902)	(1,134,120)	(223,821)
Net Realized and Unrealized Gain (Loss) on Investments	(205,166)	(261,915)	(1,704,398)	(3,991,919)	(813,778)	(168,965)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(205,205)	$(247,509)	$(1,734,741)	$(4,030,589)	$(727,922)	$(157,759)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2022

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$94,272	$40,086	$99,090	$33,127	$30,772

Expenses:
Asset-based charges	240,636	66,015	14,684	37,611	12,199	12,009

Net Investment Income (Loss)	(240,636)	28,257	25,402	61,479	20,928	18,763

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	804,045	10,387	70,552	196,378	(43,914)	(58,527)
Realized gain distribution from the Portfolios	7,134,049	427,864	259,694	261,900	202,123	297,678
Net realized gain (loss) on investments	7,938,094	438,251	330,246	458,278	158,209	239,151

Net change in unrealized appreciation (depreciation) of investments	(31,184,263)	(2,606,567)	(1,029,406)	(2,327,869)	(668,818)	(849,156)
Net Realized and Unrealized Gain (Loss) on Investments	(23,246,169)	(2,168,316)	(699,160)	(1,869,591)	(510,609)	(610,005)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,486,805)	$(2,140,059)	$(673,758)	$(1,808,112)	$(489,681)	$(591,242)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2022

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/T.Rowe Price Growth Stock*

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$77,652	$1,306	$22,113	$23,437	$11,370	$-

Expenses:
Asset-based charges	31,046	46,186	5,619	19,761	4,382	306,618

Net Investment Income (Loss)	46,606	(44,880)	16,494	3,676	6,988	(306,618)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(148)	(689,850)	(3,174)	(30,768)	1,282	1,300,626
Realized gain distribution from the Portfolios	40	88,707	1,466	25,531	42,347	1,305,396
Net realized gain (loss) on investments	(108)	(601,143)	(1,708)	(5,237)	43,629	2,606,022

Net change in unrealized appreciation (depreciation) of investments	114	(7,390,021)	(30,616)	(417,450)	(349,779)	(28,985,294)
Net Realized and Unrealized Gain (Loss) on Investments	6	(7,991,164)	(32,324)	(422,687)	(306,150)	(26,379,272)

Net Increase (Decrease) in Net Assets Resulting from Operations	$46,612	$(8,036,044)	$(15,830)	$(419,011)	$(299,162)	$(26,685,890)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2022

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$10,557	$101,965	$294,482	$14,398	$7,782	$1,404

Expenses:
Asset-based charges	3,472	117,273	21,260	6,325	1,439	1,425

Net Investment Income (Loss)	7,085	(15,308)	273,222	8,073	6,343	(21)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	2,672	490,199	20,641	21,284	7,600	(412)
Realized gain distribution from the Portfolios	21,046	1,223,928	119,532	229,732	51,051	26,952
Net realized gain (loss) on investments	23,718	1,714,127	140,173	251,016	58,651	26,540

Net change in unrealized appreciation (depreciation) of investments	(207,251)	(10,381,227)	(784,537)	(487,195)	(73,642)	(137,527)
Net Realized and Unrealized Gain (Loss) on Investments	(183,533)	(8,667,100)	(644,364)	(236,179)	(14,991)	(110,987)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(176,448)	$(8,682,408)	$(371,142)	$(228,106)	$(8,648)	$(111,008)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Continued)
For the year ended December 31, 2022

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$-	$-	$123,230	$62,209	$29,860

Expenses:
Asset-based charges	10,326	2,921	1,804	35,752	68,017	84,758

Net Investment Income (Loss)	(10,326)	(2,921)	(1,804)	87,478	(5,808)	(54,898)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	16,526	17,414	(4,151)	198,338	397,839	63,969
Realized gain distribution from the Portfolios	518,074	112,640	196,101	265,426	2,674,900	2,984,244
Net realized gain (loss) on investments	534,600	130,054	191,950	463,764	3,072,739	3,048,213

Net change in unrealized appreciation (depreciation) of investments	(1,802,086)	(268,506)	(475,132)	(2,285,948)	(6,288,129)	(11,753,991)
Net Realized and Unrealized Gain (Loss) on Investments	(1,267,486)	(138,452)	(283,182)	(1,822,184)	(3,215,390)	(8,705,778)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,277,812)	$(141,373)	$(284,986)	$(1,734,706)	$(3,221,198)	$(8,760,676)

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Operations (Concluded)
For the year ended December 31, 2022

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$173,091	$57,291	$42,312	$32,627

Expenses:
Asset-based charges	47,878	11,797	6,129	7,660

Net Investment Income (Loss)	125,213	45,494	36,183	24,967

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	288,769	12,816	19,301	(54,014)
Realized gain distribution from the Portfolios	1,118,582	-	67,066	32,503
Net realized gain (loss) on investments	1,407,351	12,816	86,367	(21,511)

Net change in unrealized appreciation (depreciation) of investments	(4,065,276)	(407,649)	(115,908)	(280,098)
Net Realized and Unrealized Gain (Loss) on Investments	(2,657,925)	(394,833)	(29,541)	(301,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,532,712)	$(349,339)	$6,642	$(276,642)

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets
For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$103,590	$(14,508)	$4,890	$209,781	$(1,582)	$6,024
Net realized gain (loss) on investments	421,554	4,844,237	97,446	2,424,802	21,676	158,864
Net change in unrealized appreciation (depreciation) of investments	(337,709)	(13,368,829)	(688,970)	(7,644,521)	(288,512)	(440,134)

Net increase (decrease) in net assets resulting from operations	187,435	(8,539,100)	(586,634)	(5,009,938)	(268,418)	(275,246)

From Contractowners Transactions:
Payments received from Contractowners	293,117	1,832,674	57,268	671,090	27,238	69,187
Transfers between Variable Investment Options including guaranteed investment account, net	(25,591)	(392,109)	(5,671)	87,287	(1,158)	(29,547)
Redemptions for contract benefits and terminations	(377,234)	(2,921,684)	(144,489)	(895,979)	(6,369)	(1,451)
Contract maintenance charges	(441,499)	(2,778,426)	(89,400)	(875,470)	(38,043)	(55,730)

Net increase (decrease) in net assets resulting from contractowners transactions	(551,207)	(4,259,545)	(182,292)	(1,013,072)	(18,332)	(17,541)

Net increase (Decrease) in Net Assets	(363,772)	(12,798,645)	(768,926)	(6,023,010)	(286,750)	(292,787)

Net Assets - Beginning of Year	8,140,241	76,493,579	2,693,738	27,181,445	939,884	1,471,814
Net Assets - End of Year	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets
For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$103,590	$(14,508)	$4,890	$209,781	$(1,582)	$6,024
Net realized gain (loss) on investments	421,554	4,844,237	97,446	2,424,802	21,676	158,864
Net change in unrealized appreciation (depreciation) of investments	(337,709)	(13,368,829)	(688,970)	(7,644,521)	(288,512)	(440,134)

Net increase (decrease) in net assets resulting from operations	187,435	(8,539,100)	(586,634)	(5,009,938)	(268,418)	(275,246)

From Contractowners Transactions:
Payments received from Contractowners	293,117	1,832,674	57,268	671,090	27,238	69,187
Transfers between Variable Investment Options including guaranteed investment account, net	(25,591)	(392,109)	(5,671)	87,287	(1,158)	(29,547)
Redemptions for contract benefits and terminations	(377,234)	(2,921,684)	(144,489)	(895,979)	(6,369)	(1,451)
Contract maintenance charges	(441,499)	(2,778,426)	(89,400)	(875,470)	(38,043)	(55,730)

Net increase (decrease) in net assets resulting from contractowners transactions	(551,207)	(4,259,545)	(182,292)	(1,013,072)	(18,332)	(17,541)

Net increase (Decrease) in Net Assets	(363,772)	(12,798,645)	(768,926)	(6,023,010)	(286,750)	(292,787)

Net Assets - Beginning of Year	8,140,241	76,493,579	2,693,738	27,181,445	939,884	1,471,814
Net Assets - End of Year	$7,776,469	$63,694,934	$1,924,812	$21,158,435	$653,134	$1,179,027

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2022

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$317,460	$(56,422)	$1,739	$5,263	$113,882	$17,184
Net realized gain (loss) on investments	3,351,514	2,898,114	1,014	37,717	(17,400)	(4,003)
Net change in unrealized appreciation (depreciation) of investments	(12,373,182)	(8,065,419)	(30,854)	(170,415)	(1,034,735)	(137,302)

Net increase (decrease) in net assets resulting from operations	(8,704,208)	(5,223,727)	(28,101)	(127,435)	(938,253)	(124,121)

From Contractowners Transactions:
Payments received from Contractowners	2,873,957	903,409	21,846	33,039	774,094	57,046
Transfers between Variable Investment Options including guaranteed investment account, net	(268,379)	42,701	7	(8,147)	(51,411)	4,424
Redemptions for contract benefits and terminations	(1,613,637)	(1,233,710)	(15,828)	(23,350)	(248,078)	(34,362)
Contract maintenance charges	(3,548,066)	(1,292,382)	(24,326)	(54,367)	(758,768)	(54,175)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,556,125)	(1,579,982)	(18,301)	(52,825)	(284,163)	(27,067)

Net increase (Decrease) in Net Assets	(11,260,333)	(6,803,709)	(46,402)	(180,260)	(1,222,416)	(151,188)

Net Assets - Beginning of Year	58,328,932	27,498,474	217,028	857,072	10,352,759	944,126
Net Assets - End of Year	$47,068,599	$20,694,765	$170,626	$676,812	$9,130,343	$792,938

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2022

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(39)	$14,406	$(30,343)	$(38,670)	$85,856	$11,206
Net realized gain (loss) on investments	25,948	(12,697)	633,235	1,207,983	320,342	54,856
Net change in unrealized appreciation (depreciation) of investments	(231,114)	(249,218)	(2,337,633)	(5,199,902)	(1,134,120)	(223,821)

Net increase (decrease) in net assets resulting from operations	(205,205)	(247,509)	(1,734,741)	(4,030,589)	(727,922)	(157,759)

From Contractowners Transactions:
Payments received from Contractowners	30,359	337,514	300,106	321,924	365,438	49,443
Transfers between Variable Investment Options including guaranteed investment account, net	8,140	46,053	11,303	(77,064)	7,674	(10,941)
Redemptions for contract benefits and terminations	(37,605)	(158,904)	(411,584)	(396,863)	(288,851)	(14,567)
Contract maintenance charges	(45,371)	(318,943)	(382,251)	(486,725)	(439,580)	(44,711)

Net increase (decrease) in net assets resulting from contractowners transactions	(44,477)	(94,280)	(482,426)	(638,728)	(355,319)	(20,776)

Net increase (Decrease) in Net Assets	(249,682)	(341,789)	(2,217,167)	(4,669,317)	(1,083,241)	(178,535)

Net Assets - Beginning of Year	985,444	3,097,706	10,353,241	13,285,569	8,674,868	1,327,113
Net Assets - End of Year	$735,762	$2,755,917	$8,136,074	$8,616,252	$7,591,627	$1,148,578

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2022

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(240,636)	$28,257	$25,402	$61,479	$20,928	$18,763
Net realized gain (loss) on investments	7,938,094	438,251	330,246	458,278	158,209	239,151
Net change in unrealized appreciation (depreciation) of investments	(31,184,263)	(2,606,567)	(1,029,406)	(2,327,869)	(668,818)	(849,156)

Net increase (decrease) in net assets resulting from operations	(23,486,805)	(2,140,059)	(673,758)	(1,808,112)	(489,681)	(591,242)

From Contractowners Transactions:
Payments received from Contractowners	2,194,945	472,264	147,757	460,463	143,369	136,779
Transfers between Variable Investment Options including guaranteed investment account, net	39,719	(19,101)	(10,674)	76,678	(60,516)	(87,464)
Redemptions for contract benefits and terminations	(2,651,465)	(670,224)	(134,710)	(534,050)	(71,973)	(69,909)
Contract maintenance charges	(3,148,603)	(577,365)	(181,238)	(590,940)	(164,943)	(225,623)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,565,404)	(794,426)	(178,865)	(587,849)	(154,063)	(246,217)

Net increase (Decrease) in Net Assets	(27,052,209)	(2,934,485)	(852,623)	(2,395,961)	(643,744)	(837,459)

Net Assets - Beginning of Year	84,342,056	13,525,910	4,891,748	12,405,265	3,119,899	3,450,238
Net Assets - End of Year	$57,289,847	$10,591,425	$4,039,125	$10,009,304	$2,476,155	$2,612,779

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

28

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/T.Rowe Price Growth Stock*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$46,606	$(44,880)	$16,494	$3,676	$6,988	$(306,618)
Net realized gain (loss) on investments	(108)	(601,143)	(1,708)	(5,237)	43,629	2,606,022
Net change in unrealized appreciation (depreciation) of investments	114	(7,390,021)	(30,616)	(417,450)	(349,779)	(28,985,294)

Net increase (decrease) in net assets resulting from operations	46,612	(8,036,044)	(15,830)	(419,011)	(299,162)	(26,685,890)

From Contractowners Transactions:
Payments received from Contractowners	804,087	485,268	142,401	264,383	41,554	1,522,361
Transfers between Variable Investment Options including guaranteed investment account, net	(862,129)	213,485	30,582	24,817	(373)	25,740
Redemptions for contract benefits and terminations	(339,809)	(773,597)	(75,629)	(153,515)	(18,214)	(2,008,798)
Contract maintenance charges	(760,415)	(636,120)	(125,577)	(297,452)	(57,842)	(2,031,252)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,158,266)	(710,964)	(28,223)	(161,767)	(34,875)	(2,491,949)

Net increase (Decrease) in Net Assets	(1,111,654)	(8,747,008)	(44,053)	(580,778)	(334,037)	(29,177,839)

Net Assets - Beginning of Year	8,380,725	18,449,399	1,646,403	3,965,540	1,498,536	69,370,878
Net Assets - End of Year	$7,269,071	$9,702,391	$1,602,350	$3,384,762	$1,164,499	$40,193,039

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$7,085	$(15,308)	$273,222	$8,073	$6,343	$(21)
Net realized gain (loss) on investments	23,718	1,714,127	140,173	251,016	58,651	26,540
Net change in unrealized appreciation (depreciation) of investments	(207,251)	(10,381,227)	(784,537)	(487,195)	(73,642)	(137,527)

Net increase (decrease) in net assets resulting from operations	(176,448)	(8,682,408)	(371,142)	(228,106)	(8,648)	(111,008)

From Contractowners Transactions:
Payments received from Contractowners	48,536	835,067	330,018	46,744	15,827	16,371
Transfers between Variable Investment Options including guaranteed investment account, net	(12,452)	(5,781)	19,404	86	72	(227)
Redemptions for contract benefits and terminations	(12,694)	(1,101,269)	(208,188)	(47,403)	(22,890)	(23,736)
Contract maintenance charges	(46,504)	(1,188,937)	(351,643)	(69,973)	(16,941)	(18,982)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,114)	(1,460,920)	(210,409)	(70,546)	(23,932)	(26,574)

Net increase (Decrease) in Net Assets	(199,562)	(10,143,328)	(581,551)	(298,652)	(32,580)	(137,582)

Net Assets - Beginning of Year	1,149,878	32,890,385	6,484,999	2,089,971	431,773	506,813
Net Assets - End of Year	$950,316	$22,747,057	$5,903,448	$1,791,319	$399,193	$369,231

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)
For the year ended December 31, 2022

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(10,326)	$(2,921)	$(1,804)	$87,478	$(5,808)	$(54,898)
Net realized gain (loss) on investments	534,600	130,054	191,950	463,764	3,072,739	3,048,213
Net change in unrealized appreciation (depreciation) of investments	(1,802,086)	(268,506)	(475,132)	(2,285,948)	(6,288,129)	(11,753,991)

Net increase (decrease) in net assets resulting from operations	(1,277,812)	(141,373)	(284,986)	(1,734,706)	(3,221,198)	(8,760,676)

From Contractowners Transactions:
Payments received from Contractowners	114,951	39,134	16,428	357,068	441,354	498,739
Transfers between Variable Investment Options including guaranteed investment account, net	3,806	(17,325)	1,800	(34,200)	90,537	(58,484)
Redemptions for contract benefits and terminations	(59,266)	(52,784)	(15,126)	(406,225)	(949,326)	(656,896)
Contract maintenance charges	(121,810)	(57,447)	(18,067)	(463,204)	(719,493)	(763,069)

Net increase (decrease) in net assets resulting from contractowners transactions	(62,319)	(88,422)	(14,965)	(546,561)	(1,136,928)	(979,710)

Net increase (Decrease) in Net Assets	(1,340,131)	(229,795)	(299,951)	(2,281,267)	(4,358,126)	(9,740,386)

Net Assets - Beginning of Year	3,987,567	1,042,105	711,590	10,471,969	20,028,540	26,206,474
Net Assets - End of Year	$2,647,436	$812,310	$411,639	$8,190,702	$15,670,414	$16,466,088

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)
For the year ended December 31, 2022

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$125,213	$45,494	$36,183	$24,967
Net realized gain (loss) on investments	1,407,351	12,816	86,367	(21,511)
Net change in unrealized appreciation (depreciation) of investments	(4,065,276)	(407,649)	(115,908)	(280,098)

Net increase (decrease) in net assets resulting from operations	(2,532,712)	(349,339)	6,642	(276,642)

From Contractowners Transactions:
Payments received from Contractowners	478,489	188,135	63,853	141,523
Transfers between Variable Investment Options including guaranteed investment account, net	53,441	(2,489)	(14,292)	36,864
Redemptions for contract benefits and terminations	(504,680)	(121,388)	(41,480)	(132,625)
Contract maintenance charges	(593,536)	(174,815)	(65,496)	(135,313)

Net increase (decrease) in net assets resulting from contractowners transactions	(566,286)	(110,557)	(57,415)	(89,551)

Net increase (Decrease) in Net Assets	(3,098,998)	(459,896)	(50,773)	(366,193)

Net Assets - Beginning of Year	13,048,206	3,868,214	1,801,177	2,484,098
Net Assets - End of Year	$9,949,208	$3,408,318	$1,750,404	$2,117,905

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets
For the year ended December 31, 2021

	1290 VT Equity Income*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*	EQ/Aggressive Allocation*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$80,890	$58,707	$1,626	$178,664	$(3,424)	$52,887
Net realized gain (loss) on investments	(28,853)	7,715,166	93,952	1,958,465	193,898	124,303
Net change in unrealized appreciation (depreciation) of investments	1,683,015	7,921,213	478,758	3,955,022	(73,521)	36,249

Net increase (decrease) in net assets resulting from operations	1,735,052	15,695,086	574,336	6,092,151	116,953	213,439

From Contractowners Transactions:
Payments received from Contractowners	308,086	1,966,596	77,698	736,508	29,287	69,905
Transfers between Variable Investment Options including guaranteed investment account, net	(14,556)	(647,439)	237,331	(281,900)	(3,888)	(11,007)
Redemptions for contract benefits and terminations	(335,080)	(3,477,240)	(59,845)	(905,616)	(114,696)	(34,323)
Contract maintenance charges	(390,577)	(2,667,403)	(89,554)	(875,780)	(41,177)	(52,419)

Net increase (decrease) in net assets resulting from contractowners transactions	(432,127)	(4,825,486)	165,630	(1,326,788)	(130,474)	(27,844)

Net increase (Decrease) in Net Assets	1,302,925	10,869,600	739,966	4,765,363	(13,521)	185,595

Net Assets - Beginning of Year	6,837,316	65,623,979	1,953,772	22,416,082	953,405	1,286,219
Net Assets - End of Year	$8,140,241	$76,493,579	$2,693,738	$27,181,445	$939,884	$1,471,814

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*	EQ/Core Plus Bond*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,877,477	$(109,379)	$2,075	$13,749	$104,561	$9,386
Net realized gain (loss) on investments	8,786,976	1,879,869	10,735	48,587	84,714	11,400
Net change in unrealized appreciation (depreciation) of investments	(4,996,446)	3,467,696	(8,596)	(16,642)	(462,543)	(40,276)

Net increase (decrease) in net assets resulting from operations	5,668,007	5,238,186	4,214	45,694	(273,268)	(19,490)

From Contractowners Transactions:
Payments received from Contractowners	3,186,767	966,520	16,685	39,377	774,850	60,531
Transfers between Variable Investment Options including guaranteed investment account, net	191,243	586,663	82,028	99,858	118,171	27,145
Redemptions for contract benefits and terminations	(3,668,249)	(1,545,943)	(71,352)	(16,441)	(661,481)	(26,811)
Contract maintenance charges	(3,584,343)	(1,258,749)	(22,980)	(51,801)	(725,219)	(52,988)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,874,582)	(1,251,509)	4,381	70,993	(493,679)	7,877

Net increase (Decrease) in Net Assets	1,793,425	3,986,677	8,595	116,687	(766,947)	(11,613)

Net Assets - Beginning of Year	56,535,507	23,511,797	208,433	740,385	11,119,706	955,739
Net Assets - End of Year	$58,328,932	$27,498,474	$217,028	$857,072	$10,352,759	$944,126

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$5,133	$8,743	$(25,372)	$(55,753)	$74,493	$7,616
Net realized gain (loss) on investments	210,073	31,102	1,251,866	3,552,721	674,037	160,819
Net change in unrealized appreciation (depreciation) of investments	(76,251)	(123,431)	276,879	(850,691)	986,349	97,890

Net increase (decrease) in net assets resulting from operations	138,955	(83,586)	1,503,373	2,646,277	1,734,879	266,325

From Contractowners Transactions:
Payments received from Contractowners	32,513	313,607	333,356	342,575	350,090	55,170
Transfers between Variable Investment Options including guaranteed investment account, net	(8,823)	(26,745)	(22,501)	(118,445)	(115,905)	(7,414)
Redemptions for contract benefits and terminations	(57,312)	(145,411)	(467,255)	(663,487)	(400,781)	(37,899)
Contract maintenance charges	(45,070)	(310,979)	(373,414)	(480,141)	(399,762)	(44,950)

Net increase (decrease) in net assets resulting from contractowners transactions	(78,692)	(169,528)	(529,814)	(919,498)	(566,358)	(35,093)

Net increase (Decrease) in Net Assets	60,263	(253,114)	973,559	1,726,779	1,168,521	231,232

Net Assets - Beginning of Year	925,181	3,350,820	9,379,682	11,558,790	7,506,347	1,095,881
Net Assets - End of Year	$985,444	$3,097,706	$10,353,241	$13,285,569	$8,674,868	$1,327,113

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(310,918)	$(48,967)	$12,366	$25,243	$66,647	$103,544
Net realized gain (loss) on investments	11,050,098	1,904,446	574,056	1,748,054	213,010	288,213
Net change in unrealized appreciation (depreciation) of investments	1,302,186	(730,108)	389,520	959,170	(45,141)	(2,631)

Net increase (decrease) in net assets resulting from operations	12,041,366	1,125,371	975,942	2,732,467	234,516	389,126

From Contractowners Transactions:
Payments received from Contractowners	2,435,728	507,167	152,930	482,313	143,880	149,636
Transfers between Variable Investment Options including guaranteed investment account, net	(1,310,064)	13,120	(54,777)	(58,271)	(79,213)	(32,461)
Redemptions for contract benefits and terminations	(4,160,082)	(661,006)	(276,325)	(543,702)	(62,801)	(160,929)
Contract maintenance charges	(3,384,881)	(568,045)	(178,383)	(553,557)	(159,722)	(207,741)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,419,299)	(708,764)	(356,555)	(673,217)	(157,856)	(251,495)

Net increase (Decrease) in Net Assets	5,622,067	416,607	619,387	2,059,250	76,660	137,631

Net Assets - Beginning of Year	78,719,989	13,109,303	4,272,361	10,346,015	3,043,239	3,312,607
Net Assets - End of Year	$84,342,056	$13,525,910	$4,891,748	$12,405,265	$3,119,899	$3,450,238

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*	EQ/T.Rowe Price Growth Stock*

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(32,710)	$(83,474)	$1,018	$8,704	$4,209	$(426,390)
Net realized gain (loss) on investments	14,351	9,916,940	(789)	28,112	186,357	9,641,778
Net change in unrealized appreciation (depreciation) of investments	310	(9,167,069)	(13,579)	(145,672)	13,878	(818,599)

Net increase (decrease) in net assets resulting from operations	(18,049)	666,397	(13,350)	(108,856)	204,444	8,396,789

From Contractowners Transactions:
Payments received from Contractowners	849,724	512,983	141,007	280,755	47,854	1,649,820
Transfers between Variable Investment Options including guaranteed investment account, net	1,516,610	(244,239)	(35,649)	96,559	(23,625)	90,397
Redemptions for contract benefits and terminations	(1,507,889)	(1,057,063)	(70,531)	(127,816)	(68,759)	(4,413,431)
Contract maintenance charges	(720,889)	(847,361)	(110,408)	(288,048)	(60,775)	(2,102,846)

Net increase (decrease) in net assets resulting from contractowners transactions	137,556	(1,635,680)	(75,581)	(38,550)	(105,305)	(4,776,060)

Net increase (Decrease) in Net Assets	119,507	(969,283)	(88,931)	(147,406)	99,139	3,620,729

Net Assets - Beginning of Year	8,261,218	19,418,682	1,735,334	4,112,946	1,399,397	65,750,149
Net Assets - End of Year	$8,380,725	$18,449,399	$1,646,403	$3,965,540	$1,498,536	$69,370,878

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Global Core Equity Fund

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,532	$(124,058)	$268,905	$9,865	$7,637	$3,045
Net realized gain (loss) on investments	238,709	4,769,390	31,427	106,711	6,272	93,228
Net change in unrealized appreciation (depreciation) of investments	(686)	2,585,387	625,992	332,856	53,521	(26,497)

Net increase (decrease) in net assets resulting from operations	241,555	7,230,719	926,324	449,432	67,430	69,776

From Contractowners Transactions:
Payments received from Contractowners	50,410	862,131	342,191	45,857	17,071	18,934
Transfers between Variable Investment Options including guaranteed investment account, net	(10,215)	(172,696)	51,664	(23,196)	7,402	33,534
Redemptions for contract benefits and terminations	(112,076)	(1,274,211)	(188,470)	(59,446)	(8,668)	(34,303)
Contract maintenance charges	(45,148)	(1,166,960)	(324,263)	(64,335)	(14,731)	(20,736)

Net increase (decrease) in net assets resulting from contractowners transactions	(117,029)	(1,751,736)	(118,878)	(101,120)	1,074	(2,571)

Net increase (Decrease) in Net Assets	124,526	5,478,983	807,446	348,312	68,504	67,205

Net Assets - Beginning of Year	1,025,352	27,411,402	5,677,553	1,741,659	363,269	439,608
Net Assets - End of Year	$1,149,878	$32,890,385	$6,484,999	$2,089,971	$431,773	$506,813

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio	Janus Henderson Forty Portfolio

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(13,561)	$(1,502)	$(2,276)	$70,932	$(18,461)	$14,672
Net realized gain (loss) on investments	286,609	150,847	87,341	333,864	2,783,411	3,649,656
Net change in unrealized appreciation (depreciation) of investments	251,274	(36,702)	(2,640)	1,128,504	234,300	1,261,159

Net increase (decrease) in net assets resulting from operations	524,322	112,643	82,425	1,533,300	2,999,250	4,925,487

From Contractowners Transactions:
Payments received from Contractowners	122,935	30,903	13,930	427,078	486,218	503,406
Transfers between Variable Investment Options including guaranteed investment account, net	(31,052)	(71,620)	92,320	53,070	(760,918)	(99,689)
Redemptions for contract benefits and terminations	(129,839)	(27,860)	(19,899)	(500,966)	(1,209,512)	(984,383)
Contract maintenance charges	(141,377)	(55,886)	(19,707)	(496,949)	(694,845)	(796,490)

Net increase (decrease) in net assets resulting from contractowners transactions	(179,333)	(124,463)	66,644	(517,767)	(2,179,057)	(1,377,156)

Net increase (Decrease) in Net Assets	344,989	(11,820)	149,069	1,015,533	820,193	3,548,331

Net Assets - Beginning of Year	3,642,578	1,053,925	562,521	9,456,436	19,208,347	22,658,143
Net Assets - End of Year	$3,987,567	$1,042,105	$711,590	$10,471,969	$20,028,540	$26,206,474

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account L

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2021

	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$9,295	$26,111	$23,446	$116,434
Net realized gain (loss) on investments	1,055,778	36,432	100,313	21,744
Net change in unrealized appreciation (depreciation) of investments	952,526	396,495	99,581	(254,485)

Net increase (decrease) in net assets resulting from operations	2,017,599	459,038	223,340	(116,307)

From Contractowners Transactions:
Payments received from Contractowners	517,881	198,153	67,686	153,791
Transfers between Variable Investment Options including guaranteed investment account, net	(156,838)	(21,309)	15,720	74,387
Redemptions for contract benefits and terminations	(419,214)	(178,041)	(138,313)	(113,242)
Contract maintenance charges	(576,150)	(173,125)	(55,682)	(137,810)

Net increase (decrease) in net assets resulting from contractowners transactions	(634,321)	(174,322)	(110,589)	(22,874)

Net increase (Decrease) in Net Assets	1,383,278	284,716	112,751	(139,181)

Net Assets - Beginning of Year	11,664,928	3,583,498	1,688,426	2,623,279
Net Assets - End of Year	$13,048,206	$3,868,214	$1,801,177	$2,484,098

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

1. Organization

Equitable America Variable Account L (the “Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on February 19, 1985. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”), and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), EQ Premier VIP Trust ("VIP"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-ended, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Global Fund	1290 VT Socially Responsible
Invesco V.I. Health Care Fund	EQ/AB Small Cap Growth
Invesco V.I. Technology Fund	EQ/Aggressive Allocation
EQ/All Asset Growth Allocation
BNY Mellon Investment Adviser, Inc.	EQ/Capital Group Research
BNY Mellon Stock Index Fund, Inc.	EQ/Conservative Allocation

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Fidelity® Variable Insurance Products Fund
EQ/Conservative-Plus Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Core Bond Index
EQ/Core Plus Bond	Franklin Templeton Variable Insurance Products Trust
EQ/Global Equity Managed Volatility	Franklin Income VIP Fund
EQ/Intermediate Government Bond	Franklin Rising Dividends VIP Fund
EQ/Janus Enterprise
EQ/Large Cap Growth Managed Volatility	Janus Aspen Series
EQ/Large Cap Value Index	Janus Henderson Balanced Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Loomis Sayles Growth	Janus Henderson Forty Portfolio
EQ/MFS International Growth	Janus Henderson Global Research Portfolio
EQ/Mid Cap Index	Janus Henderson Overseas Portfolio
EQ/Mid Cap Value Managed Volatility
EQ/Moderate Allocation	MFS® Variable Insurance Trust
EQ/Moderate-Plus Allocation	MFS® Utilities Series
EQ/Money Market
EQ/Morgan Stanley Small Cap Growth	PIMCO Variable Insurance Trust
EQ/PIMCO Ultra Short Bond	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Quality Bond PLUS
EQ/Small Company Index
EQ/T. Rowe Price Growth Stock
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

The Account holds assets that are segregated from all of Equitable Financial's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, LLC.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial's other assets and liabilities. The assets of the Account are the property of Equitable Financial. However, the portion of the Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account ("General Account").

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions of the Portfolios.

Due to and Due from:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial's General Account to provide for other policy benefits. Equitable Financial's General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s General Account liabilities for business operations and to creditor rights.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Life Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2022 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4. Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT Equity Income	$675,657	$706,478
1290 VT GAMCO Small Company Value	4,214,811	5,349,513
1290 VT Socially Responsible	72,308	237,772
BNY Mellon Stock Index Fund, Inc.	2,513,980	1,349,805
EQ/AB Small Cap Growth	41,163	34,446
EQ/Aggressive Allocation	241,498	90,007
EQ/All Asset Growth Allocation	5,151,887	3,752,419
EQ/Capital Group Research	2,918,748	1,929,510
EQ/Conservative Allocation	27,080	37,080
EQ/Conservative-Plus Allocation	77,513	76,275
EQ/Core Bond Index	503,556	648,879
EQ/Core Plus Bond	47,088	56,043
EQ/Global Equity Managed Volatility	35,704	59,695
EQ/Intermediate Government Bond	219,179	296,455
EQ/Janus Enterprise	710,435	663,420
EQ/Large Cap Growth Managed Volatility	1,322,911	810,515
EQ/Large Cap Value Index	444,157	553,234
EQ/Large Cap Value Managed Volatility	86,263	51,413

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

	Purchases	Sales
EQ/Loomis Sayles Growth Portfolio	$7,831,204	$4,503,195
EQ/MFS International Growth	737,851	1,076,157
EQ/Mid Cap Index	351,275	245,043
EQ/Mid Cap Value Managed Volatility	593,049	857,476
EQ/Moderate Allocation	383,118	314,191
EQ/Moderate-Plus Allocation	439,971	369,748
EQ/Money Market	4,595,311	5,706,932
EQ/Morgan Stanley Small Cap Growth	305,708	972,845
EQ/PIMCO Ultra Short Bond	119,950	130,213
EQ/Quality Bond PLUS	168,850	301,412
EQ/Small Company Index	69,992	55,533
EQ/T.Rowe Price Growth Stock	1,962,199	3,455,370
EQ/Value Equity	53,985	48,967
Fidelity® VIP Contrafund® Portfolio	1,575,316	1,827,617
Franklin Income VIP Fund	573,171	390,826
Franklin Rising Dividends VIP Fund	265,836	98,578
Invesco V.I. Diversified Dividend Fund	66,698	33,237
Invesco V.I. Global Core Equity Fund	33,552	33,195
Invesco V.I. Global Fund	589,037	143,608
Invesco V.I. Health Care Fund	121,216	99,919
Invesco V.I. Technology Fund	212,129	32,797
Janus Henderson Balanced Portfolio	537,943	731,601
Janus Henderson Enterprise Portfolio	2,853,034	1,320,870
Janus Henderson Forty Portfolio	3,269,022	1,319,385
Janus Henderson Global Research Portfolio	1,528,225	850,717
Janus Henderson Overseas Portfolio	134,631	199,951
MFS® Utilities Series	130,271	84,543
PIMCO Global Bond Opportunities Portfolio (Unhedged)	168,093	200,175

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

The units issued and redeemed for the year ended December 31, 2022 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	132	805	(673)
1290 VT Equity Income	B	3,394	17,635	(14,241)
1290 VT GAMCO Small Company Value	B	5,877	43,377	(37,500)
1290 VT Socially Responsible	A	1,581	5,860	(4,279)
1290 VT Socially Responsible	B	86	1,849	(1,763)
BNY Mellon Stock Index Fund, Inc.	Initial	6,789	32,376	(25,587)
EQ/AB Small Cap Growth	A	344	792	(448)
EQ/Aggressive Allocation	B	3,486	4,393	(907)
EQ/All Asset Growth Allocation	B	27,604	106,035	(78,431)
EQ/Capital Group Research	A	6,892	47,312	(40,420)
EQ/Conservative Allocation	B	1,338	2,718	(1,380)
EQ/Conservative-Plus Allocation	B	1,327	4,903	(3,576)
EQ/Core Bond Index	A	23,439	42,276	(18,837)
EQ/Core Plus Bond	A	1,605	3,213	(1,608)
EQ/Global Equity Managed Volatility	A	218	976	(758)
EQ/Intermediate Government Bond	A	11,968	17,875	(5,907)
EQ/Janus Enterprise	A	3,764	16,570	(12,806)
EQ/Large Cap Growth Managed Volatility	B	3,445	19,461	(16,016)
EQ/Large Cap Value Index	A	4,762	14,103	(9,341)
EQ/Large Cap Value Managed Volatility	A	1,019	1,802	(783)
EQ/Loomis Sayles Growth Portfolio	B	18,144	98,400	(80,256)
EQ/MFS International Growth	B	7,580	30,029	(22,449)
EQ/Mid Cap Index	A	1,208	5,115	(3,907)
EQ/Mid Cap Value Managed Volatility	A	6,859	23,309	(16,450)
EQ/Moderate Allocation	B	9,940	19,790	(9,850)
EQ/Moderate-Plus Allocation	B	6,598	20,922	(14,324)
EQ/Money Market	A	413,968	522,536	(108,568)
EQ/Morgan Stanley Small Cap Growth	B	16,086	66,353	(50,267)
EQ/PIMCO Ultra Short Bond	B	7,007	9,023	(2,016)
EQ/Quality Bond PLUS	B	5,774	13,666	(7,892)
EQ/Small Company Index	A	363	1,099	(736)
EQ/T. Rowe Price Growth Stock	B	11,179	57,434	(46,255)
EQ/Value Equity	B	674	1,349	(675)
Fidelity® VIP Contrafund® Portfolio	Service	4,982	32,279	(27,297)
Franklin Income VIP Fund	Class 2	5,114	11,550	(6,436)
Franklin Rising Dividends VIP Fund	Class 2	432	1,798	(1,366)
Invesco V.I. Diversified Dividend Fund	Series 1	452	1,737	(1,285)
Invesco V.I. Global Core Equity Fund	Series 1	241	1,420	(1,179)
Invesco V.I. Global Fund	Service	1,543	2,831	(1,288)
Invesco V.I. Health Care Fund	Series 1	222	2,296	(2,074)
Invesco V.I. Technology Fund	Series 1	407	872	(465)
Janus Henderson Balanced Portfolio	Institutional	3,680	16,444	(12,764)
Janus Henderson Enterprise Portfolio	Institutional	2,851	29,449	(26,598)
Janus Henderson Forty Portfolio	Institutional	4,564	20,004	(15,440)
Janus Henderson Forty Portfolio	Service	741	2,731	(1,990)
Janus Henderson Global Research Portfolio	Institutional	11,892	36,389	(24,497)
Janus Henderson Overseas Portfolio	Service	2,332	5,376	(3,044)
MFS® Utilities Series	Initial	313	1,101	(788)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	4,878	8,903	(4,025)

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

5. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class B and are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class B shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.21% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Financial and Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Life Policies and the Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Life Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Financial Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT and VIP.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

6. Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the years ended December 31, 2022 and December 31, 2021.

7. Contractowner Charges and Asset-based Charges

The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate Equitable Financial. Equitable Financial may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Account.

There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

Premium Charge: This charge is deducted from each premium payment and is netted against Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0.35% to a high of 0.75%.

Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

Partial Surrender Charge: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

8. Financial Highlights

The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Units Outstanding
	Share Class+	2022	2021	2020	2019	2018
1290 VT Equity Income	A	16,059	16,732	17,131	39,236	40,455
1290 VT Equity Income	B	193,451	207,692	219,947	232,431	259,921
1290 VT GAMCO Small Company Value	B	569,259	606,759	646,910	703,647	771,030
1290 VT Socially Responsible	A	55,868	60,147	61,098	64,428	70,572
1290 VT Socially Responsible	B	15,703	17,466	13,142	13,270	14,399
BNY Mellon Stock Index Fund, Inc.	Initial	575,243	600,830	632,846	673,137	719,678
EQ/AB Small Cap Growth	A	17,277	17,725	20,232	21,565	24,581
EQ/Aggressive Allocation	B	63,692	64,599	65,939	69,740	69,898
EQ/All Asset Growth Allocation	B	1,412,734	1,491,165	1,590,365	1,718,217	1,839,162
EQ/Capital Group Research	A	550,413	590,833	619,102	156,902	168,703
EQ/Conservative Allocation	B	13,201	14,581	14,343	16,235	20,683
EQ/Conservative-Plus Allocation	B	47,235	50,811	46,706	35,178	36,723
EQ/Core Bond Index	A	634,971	653,808	684,551	685,494	739,712
EQ/Core Plus Bond	A	49,005	50,613	50,198	54,514	58,723

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Units Outstanding
	Share Class+	2022	2021	2020	2019	2018
EQ/Global Equity Managed Volatility	A	13,744	14,502	15,724	16,783	18,717
EQ/Intermediate Government Bond	A	183,769	189,676	199,627	208,062	226,360
EQ/Janus Enterprise	A	233,249	246,055	259,517	272,976	294,583
EQ/Large Cap Growth Managed Volatility	B	243,736	259,752	279,715	304,480	333,340
EQ/Large Cap Value Index	A	207,666	217,007	232,538	236,322	265,855
EQ/Large Cap Value Managed Volatility	A	43,544	44,327	45,532	46,501	52,475
EQ/Loomis Sayles Growth Portfolio	B	1,419,973	1,500,229	1,619,523	1,767,657	1,926,954
EQ/MFS International Growth	B	328,687	351,136	370,924	397,967	427,360
EQ/Mid Cap Index	A	91,539	95,446	102,898	111,140	115,951
EQ/Mid Cap Value Managed Volatility	A	298,193	314,643	333,150	357,694	386,139
EQ/Moderate Allocation	B	165,394	175,244	184,474	193,982	207,908
EQ/Moderate-Plus Allocation	B	153,550	167,874	180,990	189,747	183,584
EQ/Money Market	A	652,871	761,439	751,403	634,249	647,980
EQ/Morgan Stanley Small Cap Growth	B	865,288	915,555	987,097	N/A	N/A
EQ/PIMCO Ultra Short Bond	B	113,799	115,815	121,087	120,779	126,206
EQ/Quality Bond PLUS	B	165,271	173,163	174,802	185,986	192,232
EQ/Small Company Index	A	26,004	26,740	28,631	31117	32336
EQ/T. Rowe Price Growth Stock	B	801,549	847,804	911,368	987,236	1,060,881
EQ/Value Equity	B	28,594	29,269	32,607	32,892	37,674
Fidelity® VIP Contrafund® Portfolio	Service	454,595	481,892	510,251	551,279	608,257
Franklin Income VIP Fund	Class 2	188,646	195,082	198,628	208,706	228,672
Franklin Rising Dividends VIP Fund	Class 2	34,348	35,714	37,603	38,150	39,592
Invesco V.I. Diversified Dividend Fund	Series 1	21,519	22,804	22,731	23,135	25,585
Invesco V.I. Global Core Equity Fund	Series 1	17,190	18,369	18,414	19,130	21,902
Invesco V.I. Global Fund	Service	59,638	60926	63874	66,631	71,153
Invesco V.I. Health Care Fund	Series 1	19,168	21,242	24,041	27,593	29,133
Invesco V.I. Technology Fund	Series 1	13,505	13,970	12,591	13,501	14,300
Janus Henderson Balanced Portfolio	Institutional	199,508	212,272	223,827	244,068	256,494
Janus Henderson Enterprise Portfolio	Institutional	377,342	403,940	453,584	493,627	537,759
Janus Henderson Forty Portfolio	Institutional	263,545	278,985	294,400	316,693	348,987
Janus Henderson Forty Portfolio	Service	59,841	61,831	65,231	65,901	73,545
Janus Henderson Global Research Portfolio	Institutional	487,621	512,118	535,709	559,757	623,488
Janus Henderson Overseas Portfolio	Service	97,832	100,876	105,499	113,587	119,749
MFS® Utilities Series	Initial	23,715	24,503	26,114	27,730	29,104
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	98,322	102,347	103,160	105,262	111,852

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Unit Value
	Share Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$28.68	$28.68	$27.99	$27.99	$22.28	$22.28	$23.48	$23.48	$19.01	$19.01
1290 VT Equity Income	B	32.35	40.28	31.62	39.20	25.20	31.13	26.60	32.72	21.58	26.44
1290 VT GAMCO Small Company Value	B	165.15	96.18	186.27	108.04	86.64	149.97	57.56	137.98	112.70	64.59
1290 VT Socially Responsible	A	25.84	24.91	33.41	32.08	24.71	25.83	19.92	21.70	16.78	15.92
1290 VT Socially Responsible	B	33.74	33.74	43.48	43.48	33.48	33.48	28.01	28.01	21.58	21.58
BNY Mellon Stock Index Fund, Inc.	Initial	32.25	38.06	39.77	46.76	31.21	36.54	26.64	31.08	20.46	23.77
EQ/AB Small Cap Growth	A	37.80	37.80	53.03	53.03	47.12	47.12	34.76	34.76	27.29	27.29
EQ/Aggressive Allocation	B	17.54	18.66	21.64	22.94	18.61	19.65	16.25	17.08	13.15	13.77
EQ/All Asset Growth Allocation	B	40.91	22.77	48.20	26.71	24.17	43.78	19.68	39.28	33.23	18.20
EQ/Capital Group Research	A	40.51	51.35	50.37	63.59	41.24	51.86	28.19	42.21	25.55	31.88
EQ/Conservative Allocation	B	12.38	13.18	14.27	15.13	14.00	14.78	13.14	13.82	12.12	12.70
EQ/Conservative-Plus Allocation	B	13.86	14.75	16.34	17.32	15.43	16.29	14.13	14.86	12.54	13.14
EQ/Core Bond Index	A	11.08	15.69	12.23	17.26	12.58	17.69	11.95	16.73	11.33	15.80
EQ/Core Plus Bond	A	16.18	16.18	18.65	18.65	19.04	19.04	16.63	16.63	15.61	15.61
EQ/Global Equity Managed Volatility	A	53.53	53.53	67.95	67.95	58.84	58.84	51.67	51.67	41.39	41.39
EQ/Intermediate Government Bond	A	17.76	15.73	19.37	17.10	17.53	19.94	14.34	19.26	18.63	16.25
EQ/Janus Enterprise	A	31.95	51.69	38.43	62.18	33.01	53.40	27.88	45.10	20.50	33.17
EQ/Large Cap Growth Managed Volatility	B	33.57	35.98	48.73	52.01	39.47	41.97	30.13	31.90	22.70	23.94
EQ/Large Cap Value Index	A	34.46	36.63	37.68	40.05	30.42	32.34	29.87	31.75	23.86	25.37
EQ/Large Cap Value Managed Volatility	A	25.64	26.38	29.10	29.94	23.39	24.07	22.21	22.85	17.77	18.28
EQ/Loomis Sayles Growth Portfolio	B	30.31	42.05	42.40	58.59	36.77	50.61	28.30	38.79	21.71	29.64
EQ/MFS International Growth	B	37.64	26.84	44.72	31.76	29.14	41.17	23.81	35.96	28.48	19.98
EQ/Mid Cap Index	A	42.29	44.20	49.12	51.34	39.79	41.59	35.38	36.98	28.32	29.60
EQ/Mid Cap Value Managed Volatility	A	33.57	33.57	39.43	39.43	31.05	31.05	29.69	29.69	23.54	23.54
EQ/Moderate Allocation	B	14.31	15.23	17.06	18.08	15.85	16.73	14.35	15.09	12.52	13.11

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Unit Value
	Share Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	B	$16.11	$17.14	$19.57	$20.74	$17.50	$18.47	$15.45	$16.25	$12.97	$13.59
EQ/Money Market	A	10.51	11.26	10.47	11.18	10.53	11.20	10.59	11.21	10.51	11.09
EQ/Morgan Stanley Small Cap Growth	B	26.01	10.70	46.90	19.23	18.79	46.03	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	13.98	14.11	14.12	14.24	14.23	14.36	14.13	14.25	13.82	13.94
EQ/Quality Bond PLUS	B	23.63	18.04	26.52	20.16	20.67	27.29	19.47	25.95	24.75	18.59
EQ/Small Company Index	A	44.78	44.78	56.04	56.04	48.88	48.88	40.97	40.97	32.83	32.83
EQ/T. Rowe Price Growth Stock	B	65.57	33.38	107.66	54.59	48.13	95.29	35.01	70.31	54.03	27.07
EQ/Value Equity	B	33.23	33.23	39.29	39.29	31.45	31.45	30.69	30.69	24.95	24.95
Fidelity® VIP Contrafund® Portfolio	Service	43.43	53.27	59.44	72.61	46.89	57.06	36.22	43.90	27.76	33.51
Franklin Income VIP Fund	Class 2	20.09	31.68	21.33	33.64	18.33	28.91	18.27	28.81	15.80	24.91
Franklin Rising Dividends VIP Fund	Class 2	52.15	52.15	58.52	58.52	46.32	46.32	40.08	40.08	31.12	31.12
Invesco V.I. Diversified Dividend Fund	Series 1	18.55	18.55	18.93	18.93	15.98	15.98	16.01	16.01	12.85	12.85
Invesco V.I. Global Core Equity Fund	Series 1	21.48	21.48	27.59	27.59	23.87	23.87	21.16	21.16	16.96	19.34
Invesco V.I. Global Fund	Service	44.39	44.39	65.45	65.45	57.03	57.03	44.94	44.94	34.31	34.31
Invesco V.I. Health Care Fund	Series 1	42.37	42.94	49.06	49.70	43.84	44.42	38.43	38.94	29.11	29.49
Invesco V.I. Technology Fund	Series 1	30.48	30.48	50.94	50.94	44.68	44.68	30.68	30.68	22.66	22.66
Janus Henderson Balanced Portfolio	Institutional	37.84	41.67	45.61	50.02	39.21	42.83	34.56	37.60	28.40	30.78
Janus Henderson Enterprise Portfolio	Institutional	51.19	40.50	61.35	48.35	41.53	52.91	28.91	44.62	33.18	25.84
Janus Henderson Forty Portfolio	Institutional	37.78	54.32	57.29	82.03	46.97	66.98	33.95	48.22	24.94	35.28
Janus Henderson Forty Portfolio	Service	64.84	64.84	98.18	98.18	80.37	80.37	58.01	58.48	42.53	42.88
Janus Henderson Global Research Portfolio	Institutional	15.39	23.07	19.25	28.72	16.42	24.41	13.78	20.40	10.76	15.86
Janus Henderson Overseas Portfolio	Service	34.75	34.84	38.25	38.35	33.88	33.97	29.30	29.38	23.21	23.27
MFS® Utilities Series	Initial	70.77	73.83	70.48	73.54	61.99	64.68	58.74	61.29	47.13	49.18
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	19.99	21.94	22.54	24.74	23.60	25.91	21.50	23.61	20.33	22.32

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

	Net Assets (000’s)
	2022	2021	2020	2019	2018
1290 VT Equity Income	$7,776	$8,140	$6,837	$8,103	$7,267
1290 VT GAMCO Small Company Value	63,695	76,494	65,624	65,662	58,486
1290 VT Socially Responsible	1,925	2,694	1,954	1,707	1,438
BNY Mellon Stock Index Fund, Inc.	21,158	27,181	22,416	20,244	16,591
EQ/AB Small Cap Growth	653	940	953	750	671
EQ/Aggressive Allocation	1,179	1,472	1,286	1,183	1,007
EQ/All Asset Growth Allocation	47,069	58,329	56,536	54,932	49,681
EQ/Capital Group Research	20,695	27,498	23,512	5,081	4,160
EQ/Conservative Allocation	171	217	208	221	259
EQ/Conservative-Plus Allocation	677	857	740	514	475
EQ/Core Bond Index	9,130	10,353	11,120	10,522	10,739
EQ/Core Plus Bond	793	944	956	907	917
EQ/Global Equity Managed Volatility	736	985	925	867	775
EQ/Intermediate Government Bond	2,756	3,098	3,351	3,369	3,536
EQ/Janus Enterprise	8,136	10,353	9,380	8,336	6,623
EQ/Large Cap Growth Managed Volatility	8,616	13,286	11,559	9,578	7,879
EQ/Large Cap Value Index	7,592	8,675	7,506	7,490	6,729
EQ/Large Cap Value Managed Volatility	1,149	1,327	1,096	1,063	959
EQ/Loomis Sayles Growth Portfolio	57,290	84,342	78,720	65,922	54,905
EQ/MFS International Growth	10,591	13,526	13,109	12,246	10,403
EQ/Mid Cap Index	4,039	4,892	4,272	4,104	3,427
EQ/Mid Cap Value Managed Volatility	10,009	12,405	10,346	10,620	9,088
EQ/Moderate Allocation	2,476	3,120	3,043	2,882	2,685
EQ/Moderate-Plus Allocation	2,613	3,450	3,313	3,057	2,474
EQ/Money Market	7,269	8,381	8,261	7,045	7,128
EQ/Morgan Stanley Small Cap Growth	9,702	18,449	19,419	-	-
EQ/PIMCO Ultra Short Bond	1,602	1,646	1,735	1,718	1,756
EQ/Quality Bond PLUS	3,385	3,966	4,113	4,149	4,071
EQ/Small Company Index	1,164	1,499	1,399	1,275	1,062
EQ/T. Rowe Price Growth Stock	40,193	69,371	65,750	52,675	43,487
EQ/Value Equity	950	1,150	1,025	1,010	940
Fidelity® VIP Contrafund® Portfolio	22,747	32,890	27,411	22,803	19,211
Franklin Income VIP Fund	5,903	6,485	5,678	5,950	5,652
Franklin Rising Dividends VIP Fund	1,791	2,090	1,742	1,529	1,232
Invesco V.I. Diversified Dividend Fund	399	432	363	370	329
Invesco V.I. Global Core Equity Fund	369	507	440	405	372
Invesco V.I. Global Fund	2,647	3,988	3,643	2,995	2,441
Invesco V.I. Health Care Fund	812	1,042	1,054	1,061	848
Invesco V.I. Technology Fund	412	712	563	414	324
Janus Henderson Balanced Portfolio	8,191	10,472	9,456	9,064	7,797
Janus Henderson Enterprise Portfolio	15,670	20,029	19,208	17,543	14,164
Janus Henderson Forty Portfolio	16,466	26,206	22,658	17,339	14,005
Janus Henderson Global Research Portfolio	9,949	13,048	11,665	10,194	8,840
Janus Henderson Overseas Portfolio	3,408	3,868	3,583	3,337	2,786
MFS® Utilities Series	1,750	1,801	1,688	1,699	1,431
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,118	2,484	2,623	2,440	2,452

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

	Income Ratio *
	2022	2021	2020	2019	2018
1290 VT Equity Income	1.74%	1.54%	1.65%	2.30%	2.12%
1290 VT GAMCO Small Company Value	0.50	0.65	0.62	0.60	0.57
1290 VT Socially Responsible	0.58	0.44	0.73	0.91	0.95
BNY Mellon Stock Index Fund, Inc.	1.27	1.15	1.45	1.74	1.75
EQ/AB Small Cap Growth	0.12	-	0.07	0.16	0.13
EQ/Aggressive Allocation	0.83	4.24	2.55	1.62	1.67
EQ/All Asset Growth Allocation	1.22	3.93	1.41	1.71	1.81
EQ/Capital Group Research	0.15	-	0.16	0.58	0.59
EQ/Conservative Allocation	1.35	1.46	1.69	1.51	1.38
EQ/Conservative-Plus Allocation	1.20	2.25	2.28	1.62	1.50
EQ/Core Bond Index	1.58	1.39	1.49	1.87	1.83
EQ/Core Plus Bond	2.32	1.34	2.03	2.05	2.20
EQ/Global Equity Managed Volatility	0.32	0.89	0.59	1.34	1.07
EQ/Intermediate Government Bond	0.91	0.70	0.96	1.51	1.20
EQ/Janus Enterprise	-	0.10	-	0.02	-
EQ/Large Cap Growth Managed Volatility	0.06	-	0.08	0.44	0.51
EQ/Large Cap Value Index	1.39	1.28	1.70	2.19	2.10
EQ/Large Cap Value Managed Volatility	1.24	0.99	1.44	1.92	2.55
EQ/Loomis Sayles Growth Portfolio	-	-	-	0.03	0.09
EQ/MFS International Growth	0.78	0.23	0.41	1.26	0.89
EQ/Mid Cap Index	0.90	0.63	0.85	1.14	1.13
EQ/Mid Cap Value Managed Volatility	0.88	0.58	0.99	1.40	1.26
EQ/Moderate Allocation	1.18	2.62	2.11	1.63	1.56
EQ/Moderate-Plus Allocation	1.02	3.48	2.35	1.65	1.65
EQ/Money Market	0.99	-	0.19	1.59	1.20
EQ/Morgan Stanley Small Cap Growth	0.01	-	-	-	-
EQ/PIMCO Ultra Short Bond	1.36	0.41	0.76	2.24	1.93
EQ/Quality Bond PLUS	0.64	0.77	1.29	1.58	1.64
EQ/Small Company Index	0.85	0.66	0.86	1.13	1.01
EQ/T. Rowe Price Growth Stock	-	-	-	-	-
EQ/Value Equity	1.01	0.68	1.70	1.87	1.69
Fidelity® VIP Contrafund® Portfolio	0.37	0.05	0.14	0.37	0.64
Franklin Income VIP Fund	4.75	4.78	5.49	5.30	4.99
Franklin Rising Dividends VIP Fund	0.74	0.87	1.15	1.28	1.34
Invesco V.I. Diversified Dividend Fund	1.87	2.28	2.83	2.95	2.44
Invesco V.I. Global Core Equity Fund	0.32	1.01	1.25	1.39	1.14
Invesco V.I. Global Fund	-	-	0.41	0.65	0.81
Invesco V.I. Health Care Fund	-	0.20	0.29	0.04	-
Invesco V.I. Technology Fund	-	-	-	-	-
Janus Henderson Balanced Portfolio	1.32	0.90	1.71	1.96	2.22
Janus Henderson Enterprise Portfolio	0.35	0.32	0.06	0.21	0.26
Janus Henderson Forty Portfolio	0.14	-	0.23	0.13	-
Janus Henderson Global Research Portfolio	1.51	0.53	0.66	1.01	1.19
Janus Henderson Overseas Portfolio	1.57	1.06	1.06	1.84	1.76
MFS® Utilities Series	2.38	1.69	2.32	4.13	1.12
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.42	4.91	2.38	2.44	6.62

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Expense Ratio **
	Share Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
1290 VT Equity Income	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT GAMCO Small Company Value	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
1290 VT Socially Responsible	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
BNY Mellon Stock Index Fund, Inc.	Initial	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/AB Small Cap Growth	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Aggressive Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/All Asset Growth Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Capital Group Research	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Conservative-Plus Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Bond Index	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Core Plus Bond	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Global Equity Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Intermediate Government Bond	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Janus Enterprise	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Growth Managed Volatility	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Large Cap Value Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Large Cap Value Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Loomis Sayles Growth Portfolio	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/MFS International Growth	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Mid Cap Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Mid Cap Value Managed Volatility	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Moderate Allocation	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Expense Ratio **
	Share Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	B	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%	0.35%	0.75%
EQ/Money Market	A	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Morgan Stanley Small Cap Growth	B	0.35	0.75	0.35	0.75	-	-	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/Quality Bond PLUS	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Small Company Index	A	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
EQ/T. Rowe Price Growth Stock	B	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
EQ/Value Equity	B	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Fidelity® VIP Contrafund® Portfolio	Service	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Franklin Income VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Franklin Rising Dividends VIP Fund	Class 2	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Diversified Dividend Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Core Equity Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Global Fund	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Health Care Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Invesco V.I. Technology Fund	Series 1	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Balanced Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Enterprise Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Forty Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
Janus Henderson Global Research Portfolio	Institutional	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75	0.35	0.75
Janus Henderson Overseas Portfolio	Service	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
MFS® Utilities Series	Initial	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35	0.35

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Total Return ***
	Share Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	2.47%	2.47%	25.63%	25.63%	(5.11)%	(5.11)%	23.47%	23.47%	(12.22)%	(12.22)%
1290 VT Equity Income	B	2.32%	2.73%	25.44%	25.95%	(5.25)%	(4.87)%	23.29%	23.78%	(12.35)%	(12.00)%
1290 VT GAMCO Small Company Value	B	(11.34)%	(10.98)%	24.20%	24.70%	8.69%	9.13%	22.43%	22.92%	(16.22)%	(15.88)%
1290 VT Socially Responsible	A	(22.67)%	(22.36)%	29.34%	29.86%	19.06%	19.54%	29.29%	29.81%	(5.09)%	(4.71)%
1290 VT Socially Responsible	B	(22.38)%	(22.38)%	29.86%	29.86%	19.54%	19.54%	29.81%	29.81%	(4.71)%	(4.71)%
BNY Mellon Stock Index Fund, Inc.	Initial	(18.93)%	(18.60)%	27.45%	27.96%	17.13%	17.60%	30.20%	30.73%	(5.35)%	(4.97)%
EQ/AB Small Cap Growth	A	(28.71)%	(28.71)%	12.52%	12.52%	35.59%	35.59%	27.36%	27.36%	(8.20)%	(8.20)%
EQ/Aggressive Allocation	B	(18.97)%	(18.64)%	16.31%	16.77%	14.54%	14.99%	23.56%	24.05%	(9.40)%	(9.04)%
EQ/All Asset Growth Allocation	B	(15.11)%	(14.77)%	10.10%	10.54%	11.45%	11.89%	18.21%	18.68%	(8.25)%	(7.88)%
EQ/Capital Group Research	A	(19.57)%	(19.25)%	22.14%	22.63%	18.65%	22.84%	31.89%	32.42%	(5.55)%	(5.17)%
EQ/Conservative Allocation	B	(13.25)%	(12.90)%	1.94%	2.35%	6.51%	6.94%	8.42%	8.86%	(2.30)%	(1.91)%
EQ/Conservative-Plus Allocation	B	(15.19)%	(14.85)%	5.94%	6.36%	9.17%	9.60%	12.63%	13.09%	(4.37)%	(3.98)%
EQ/Core Bond Index	A	(9.42)%	(9.06)%	(2.83)%	(2.44)%	5.27%	5.70%	5.47%	5.89%	(0.51)%	(0.11)%
EQ/Core Plus Bond	A	(13.24)%	(13.24)%	(2.03)%	(2.03)%	14.46%	14.46%	6.54%	6.54%	(0.85)%	(0.85)%
EQ/Global Equity Managed Volatility	A	(21.22)%	(21.22)%	15.49%	15.49%	13.88%	13.88%	24.83%	24.83%	(12.47)%	(12.47)%
EQ/Intermediate Government Bond	A	(8.33)%	(7.97)%	(2.86)%	(2.47)%	3.52%	3.94%	3.39%	3.80%	0.07%	0.48%
EQ/Janus Enterprise	A	(16.86)%	(16.86)%	16.43%	16.43%	18.40%	18.40%	35.98%	35.98%	(2.13)%	(2.13)%
EQ/Large Cap Growth Managed Volatility	B	(31.10)%	(30.82)%	23.45%	23.94%	31.03%	31.55%	32.72%	33.25%	(3.70)%	(3.32)%
EQ/Large Cap Value Index	A	(8.54)%	(8.54)%	23.85%	23.85%	1.85%	1.85%	25.19%	25.19%	(9.21)%	(9.21)%
EQ/Large Cap Value Managed Volatility	A	(11.89)%	(11.89)%	24.39%	24.39%	5.31%	5.31%	25.00%	25.00%	(10.24)%	(10.24)%
EQ/Loomis Sayles Growth Portfolio	B	(28.51)%	(28.23)%	15.31%	15.77%	29.94%	30.46%	30.36%	30.88%	(3.71)%	(3.32)%
EQ/MFS International Growth	B	(15.82)%	(15.48)%	8.61%	9.04%	14.48%	14.94%	26.29%	26.80%	(10.05)%	(9.69)%
EQ/Mid Cap Index	A	(13.90)%	(13.90)%	23.45%	23.45%	12.46%	12.46%	24.94%	24.94%	(12.00)%	(12.00)%
EQ/Mid Cap Value Managed Volatility	A	(14.86)%	(14.86)%	26.96%	26.96%	4.60%	4.60%	26.14%	26.14%	(13.60)%	(13.60)%
EQ/Moderate Allocation	B	(16.10)%	(15.76)%	7.61%	8.04%	10.43%	10.87%	14.67%	15.13%	(5.48)%	(5.10)%
EQ/Moderate-Plus Allocation	B	(17.68)%	(17.35)%	11.83%	12.28%	13.25%	13.70%	19.10%	19.57%	(7.16)%	(7.16)%
EQ/Money Market	A	0.34%	0.74%	(0.56)%	(0.16)%	(0.55)%	(0.15)%	0.76%	1.16%	0.51%	0.92%
EQ/Morgan Stanley Small Cap Growth	B	(44.54)%	(44.32)%	1.91%	2.31%	74.77%	75.15%	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	(0.95)%	(0.95)%	(0.80)%	(0.80)%	0.76%	0.76%	2.19%	2.19%	0.60%	0.60%
EQ/Quality Bond PLUS	B	(10.88)%	(10.52)%	(2.85)%	(2.46)%	5.18%	5.60%	4.84%	5.26%	(0.63)%	(0.23)%
EQ/Small Company Index	A	(20.09)%	(20.09)%	14.66%	14.66%	19.31%	19.31%	24.78%	24.78%	(11.62)%	(11.62)%
EQ/T. Rowe Price Growth Stock	B	(39.10)%	(38.85)%	12.98%	13.43%	35.53%	36.08%	30.12%	30.64%	(2.36)%	(1.96)%
EQ/Value Equity	B	(15.40)%	(15.40)%	24.93%	24.93%	2.46%	2.46%	23.00%	23.00%	(8.34)%	(8.34)%
Fidelity® VIP Contrafund® Portfolio	Service	(26.93)%	(26.64)%	26.76%	27.26%	29.46%	29.97%	30.47%	30.99%	(7.19)%	(6.82)%

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (continued)

December 31, 2022

		Total Return ***
	Share Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
Franklin Income VIP Fund	Class 2	(5.80)%	(5.80)%	16.35%	16.35%	0.34%	0.34%	15.65%	15.65%	(4.64)%	(4.64)%
Franklin Rising Dividends VIP Fund	Class 2	(10.88)%	(10.88)%	26.35%	26.35%	15.57%	15.57%	28.78%	28.78%	(5.41)%	(5.41)%
Invesco V.I. Diversified Dividend Fund	Series 1	(2.02)%	(2.02)%	18.48%	18.48%	(0.21)%	(0.21)%	24.65%	24.65%	(7.90)%	(7.90)%
Invesco V.I. Global Core Equity Fund	Series 1	(22.15)%	(22.15)%	15.57%	15.57%	12.83%	12.83%	24.76%	24.76%	(15.61)%	(15.61)%
Invesco V.I. Global Fund	Service	(32.17)%	(32.17)%	14.77%	14.77%	26.89%	26.89%	30.99%	30.99%	(13.70)%	(13.70)%
Invesco V.I. Health Care Fund	Series 1	(13.62)%	(13.62)%	11.91%	11.91%	14.06%	14.06%	32.04%	32.04%	0.55%	0.55%
Invesco V.I. Technology Fund	Series 1	(40.16)%	(40.16)%	14.01%	14.01%	45.61%	45.61%	35.40%	35.40%	(0.80)%	(0.80)%
Janus Henderson Balanced Portfolio	Institutional	(17.02)%	(16.69)%	16.32%	16.79%	13.46%	13.91%	21.67%	22.16%	(0.08)%	0.33%
Janus Henderson Enterprise Portfolio	Institutional	(16.57)%	(16.23)%	15.96%	16.42%	18.58%	19.06%	34.47%	35.01%	(1.16)%	(0.76)%
Janus Henderson Forty Portfolio	Institutional	(34.05)%	(33.78)%	21.98%	22.47%	38.36%	38.91%	36.14%	36.68%	1.22%	1.62%
Janus Henderson Forty Portfolio	Service	(33.96)%	(33.96)%	22.17%	22.17%	38.55%	38.55%	36.37%	36.37%	1.36%	1.36%
Janus Henderson Global Research Portfolio	Institutional	(20.01)%	(19.69)%	17.21%	17.68%	19.16%	19.64%	28.08%	28.59%	(7.57)%	(7.19)%
Janus Henderson Overseas Portfolio	Service	(9.15)%	(9.15)%	12.89%	12.89%	15.62%	15.62%	26.26%	26.26%	(15.43)%	(15.43)%
MFS® Utilities Series	Initial	0.40%	0.40%	13.69%	13.69%	5.53%	5.53%	24.63%	24.63%	0.70%	0.70%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative	(11.31)%	(11.31)%	(4.49)%	(4.49)%	9.73%	9.73%	5.75%	5.75%	(4.53)%	(4.53)%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT L

Notes to Financial Statements (concluded)

December 31, 2022

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.